GS Mortgage-Backed Securities Trust 2020-PJ6 ABS-15G

Exhibit 99.4 - Schedule 4

LOANID	GS_LOAN_NUMBER	Investor Loan Number	EXCEPTIONID	EXCEPTIONIDDATE	CONDITIONCATEGORY	CONDITIONSTANDARDIZEDDESCRIPTION	EXCEPTIONCHOSEN	EDITEDEXCEPTION	COMPENSATINGFACTORS	FOLLOW-UPCOMMENTS	EXCEPTION STATUS	CLEAREDDATE	OVERRIDEDATE	EXCEPTIONLEVELGRADE	COMPLETEDATE	OUTSIDEQCDATE	NOTEDATE	PROPERTYSTATE	OCCUPANCY	PURPOSE
XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	Credit	Credit	Credit Report	The Non Occupying Co Borrower's credit report reflects XXXX Remark: Consumer Requested Security freeze on his/her credit file - report unavailable. This credit freeze should have been removed and the credit report re-ordered.		Explanation provided is sufficient as FNMA guidelines allow one credit repository to be frozen. (Resolved)	Resolved	XXXXX	XXXXX	1	XXXXX	XXXXX	XXXXX	XXXXX	Owner Occupied	Rate/Term Refinance -- Borrower initiated
XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	Compliance	Compliance	TRID - Finance Charge Fail Rescission Finance Charge Fail	This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)). The finance charge is XXXX The disclosed finance charge of XXXX is not considered accurate for purposes of rescission because it is understated by more than XXXX The following fees were included in the Finance Charge calculation: Discount Points XXXX Application XXXX Flood Certification XXXX Prepaid Interest : XXXX Tax Service Fee: XXXX Title - Closing Protection Letter Borrower: XXXX Title - E Doc XXXX Title - Notice of Settlement XXXX Title - Overnight XXXX and Title - Settlement XXXX A cost to cure in the amount of XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 1026.23(h)(2)(i).		The documentation provided is sufficient to cure the finding. (Resolved)	Resolved	XXXXX	XXXXX	1	XXXXX	XXXXX	XXXXX	XXXXX	Owner Occupied	Rate/Term Refinance -- Borrower initiated
XXXXX	XXXXX	XXXXX	XXXXX	XXXXX	Valuation	Valuation	Value is supported within 10% of original appraisal amount	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.			Cleared	XXXXX	XXXXX	1	XXXXX	XXXXX	XXXXX	XXXXX	Owner Occupied	Rate/Term Refinance -- Borrower initiated